INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Electronic components	$ 30,149	$ 28,849
Finished goods	24,142	21,930
Inventories	$ 54,291	$ 50,779